FINANCE LEASE LIABILITY	6 Months Ended
Jun. 30, 2020
Other Liabilities Disclosure [Abstract]
FINANCE LEASE LIABILITY	FINANCE LEASE LIABILITY
As of June 30, 2020 the Company chartered-in four container vessels which are on long-term charter from a Chinese Leasing Institution (December 31, 2019: four) and seven container vessels under sale and leaseback transactions with an Asia based financial institution (December 31, 2019: seven). The four container vessels are accounted for as investments in direct financing leases (refer to Note 8: Investments in sale-type leases, direct financing leases and leaseback assets), and the seven vessels are accounted for as vessels under finance lease (refer to Note 7: Vessels under finance lease, net).

(in thousands of $)	June 30, 2020	December 31, 2019
Finance lease liability, current portion	70,944	68,874
Finance lease liability, long-term portion	1,002,558	1,037,553
	1,073,502	1,106,427
Interest incurred on the finance lease liability in the six months ended June 30, 2020 was $30.1 million (six months ended June 30, 2019: $31.5 million).